Research And Development Expenses - Schedule Of Research And Development Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Research And Development Expenses [Line Items]
Direct research and development	$ 12,648,518	$ 10,366,311
Other research and development	1,829,155	578,814
Salaries and benefits	5,160,461	4,181,715
Share based payments (Note 12d(iii) and 12d(v))	2,184,930	1,102,577
SR&ED and other R&D tax incentives	(491,408)	(150,141)
Total expenses during the period	21,331,656	16,079,276
Pre-clinical [Member]
Research And Development Expenses [Line Items]
Direct research and development	3,305,156	2,264,151
Clinicall [Member]
Research And Development Expenses [Line Items]
Direct research and development	4,594,830	2,330,529
Manufacturing & analytical [Member]
Research And Development Expenses [Line Items]
Direct research and development	4,695,546	5,550,178
Regulatory [Member]
Research And Development Expenses [Line Items]
Direct research and development	$ 52,986	$ 221,453